As filed with the Securities and Exchange Commission on August 1, 2019
1933 Act Registration File No. 333-231756

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 1	[ ]

Post-Effective Amendment No.	[ X]
(Check appropriate box or boxes)

FUNDX INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)
2020 East Financial Way, Suite 100
Glendora CA 91741
(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, including Area Code: (626) 914-7372

Jeff Smith
FundX Investment Group, LLC
235 Montgomery Street, Suite 1049
San Francisco, CA 94101
(Name and Address of Agent for Service)
Copy to:

Steven G. Cravath, Esq
Cravath & Associates
19809 Shade Brook Way
Gaithersburg, MD 20879

No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

Title of Securities Being Registered:	Shares of common stock, no par value per share, of the FundX Conservative Upgrader Fund

This Post-Effective Amendment No. 1 to the Registration Statement of FundX Investment Trust (the “Trust”) on Form N-14 hereby incorporates Part A and Part B from the Trust’s filing of the combined proxy statement/prospectus and statement of additional information filed on June 21, 2019.  This Post-Effective Amendment No. 1 is being filed to add the final tax opinion as an Exhibit to Part C of the Registration Statement.

PART C
OTHER INFORMATION
Item 15.    Indemnification
Reference is made to Article VII of the Registrant’s Declaration of Trust filed March 18, 2014 with the Initial Registration Statement on Form N-1A.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 16.    Exhibits

Exhibit No.	Exhibit
(1)(a)(i)
Agreement and Declaration of Trust is herein incorporated by reference from FundX Investment Trust (the “Trust”) Initial Registration Statement on Form N 1A, filed with the Securities and Exchange Commission (“SEC”) on March 18, 2014.

(1)(a)(ii)
Certificate of Trust is herein incorporated by reference from FundX Investment Trust (the “Trust”) Initial Registration Statement on Form N 1A, filed with the Securities and Exchange Commission (“SEC”) on March 18, 2014.

(2)
By-Laws are herein incorporated by reference from FundX Investment Trust (the “Trust”) Initial Registration Statement on Form N 1A, filed with the Securities and Exchange Commission (“SEC”) on March 18, 2014.

(3)	Not applicable.
(4)
A copy of the Agreement and Plan of Reorganization between FundX Investment Trust on behalf of FundX Tactical Upgrader Fund and FundX Conservative Upgrader Fund and FundX Investment Group, LLC dated April 22, 2019 is attached to Part A of form N-14 as an appendix.

(5)	Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and Bylaws.
(6)(a)
Investment Advisory Agreement dated August 4, 2014, between the Trust, on behalf of the FundX Tactical Upgrader Fund and FundX Conservative Upgrader Fund and FundX Investment Group, LLC is herein incorporated by reference from Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N‑1A, filed with the SEC on July 29, 2014.

(6)(b)
Amendment No. 1 to the Investment Advisory Agreement dated October 31, 2016 between the Trust, on behalf of the FundX Tactical Upgrader Fund and FundX Conservative Upgrader Fund and FundX Investment Group, LLC is herein incorporated by reference from Post-Effective Amendment No. 9 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 27, 2016.

(7)(a)	Distribution Agreement dated August 1, 2014 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 1 on Form N-1A filed on July 29, 2014.
(7)(b)
Form of First Amendment to the Distribution Agreement dated October 31, 2016 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 9 on Form N-1A filed on September 27, 2016.

(8)	Not applicable.
(9)(a)	Amended and Restated Custody Agreement dated September 1, 2017 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 17 on Form N-1A filed on January 26, 2018.

Part C-1

Exhibit No.	Exhibit
(10)	Not Applicable.
(11)
Opinion and Consent issued by Cravath & Associates, LLC regarding the validity of shares to be issued is herein incorporated by reference from the Trust's Initial Registration Statement on Form N-14, filed with the SEC on June 21, 2019.

(12)	Opinion and Consent of Practus, LLP regarding certain tax matters for the FundX Tactical Upgrader Fund and the FundX Conservative Upgrader Fund -- filed herewith.
(13)(a)
Amended and Restated Fund Administration Servicing Agreement dated September 1, 2017 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 17 on Form N-1A filed on January 26, 2018.

(13)(b)
Amended and Restated Fund Accounting Servicing Agreement dated September 1, 2017 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 17 on Form N-1A filed on January 26, 2018.

(13)(c)
Amended and Restated Transfer Agent Servicing Agreement dated September 1, 2017 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 17 on Form N-1A filed on January 26, 2018.

(13)(d)(i)	Operating Expenses Limitation Agreement dated February 1, 2016 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 6 on Form N-1A filed on January 29, 2016.
(13)(d)(ii)
Form of Amended and Restated Operating Expenses Limitation Agreement dated October 31, 2016 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 9 on Form N-1A filed on September 27, 2016.

(14)
Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP is herein incorporated by reference from the Trust's Initial Registration Statement on Form N-14, filed with the SEC on June 21, 2019.

(15)	Not applicable.
(16)(a)
Power of Attorney for Janet Brown dated April 30, 2014 is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Trust’s Initial Registration Statement on Form N-1A, filed with the SEC on May 29, 2014.

(16)(b)
Power of Attorney for Jan L. Gullett dated April 30, 2014 is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Trust’s Initial Registration Statement on Form N-1A, filed with the SEC on May 29, 2014.

(16)(c)
Power of Attorney for Gregg B. Keeling dated April 30, 2014 is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Trust’s Initial Registration Statement on Form N-1A, filed with the SEC on May 29, 2014.

(16)(d)
Power of Attorney for Kimun Lee dated April 30, 2014 is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Trust’s Initial Registration Statement on Form N-1A, filed with the SEC on May 29, 2014.

(16)(e)
Power of Attorney for Sean McKeon dated April 30, 2014 is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Trust’s Initial Registration Statement on Form N-1A, filed with the SEC on May 29, 2014.

(17)(a)
Prospectus and Statement of Additional Information of the FundX Upgrader Funds dated January 30, 2019 was previously filed with the Trust’s Post-Effective Amendment No. 19 to its Registration Statement on Form N‑1A with the SEC on January 29, 2019 and is incorporated by reference.

(17)(b)	Supplements dated April 23, 2019 to the FundX Upgrader Funds Prospectus and Statement of Additional Information was previously filed with the SEC on April 23, 2019, and is incorporated by reference.
(17)(c)	The Semi-Annual Report to Shareholders of the FundX Upgrader Funds for the Period Ended March 31, 2019, was previously filed with the SEC on May 31, 2019, and is incorporated by reference.

Item 17.    Undertakings

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable

Part C-2

registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 upon closing of the Reorganization.

Part C-3

SIGNATURES
As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Glendora and State of California on the 1st day of August, 2019.

FundX Investment Trust

By:/s/ Jeff Smith
Jeff Smith, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Janet Brown*	Trustee	August 1, 2019
Janet Brown

/s/ Jeff Smith	President and Principal Executive Officer	August 1, 2019
Jeff Smith

/s/ Jan Gullett*	Trustee	August 1, 2019
Jan Gullett

/s/ Gregg Keeling*	Trustee	August 1, 2019
Gregg Keeling

/s/ Kimun Lee*	Trustee	August 1, 2019
Kimun Lee

/s/ Sean McKeon*	Treasurer and Principal Financial and	August 1, 2019
Sean McKeon	Accounting Officer

*By: /s/ Jeff Smith		August 1, 2019
Jeff Smith, Attorney-In Fact pursuant to Power of Attorney

C-4

EXHIBIT INDEX

Exhibit Number	Description
EX. (12)	Opinion and Consent of Practus, LLP regarding certain tax matters for the FundX Tactical Upgrader Fund and the FundX Conservative Upgrader Fund.

C-5